Exploration and Evaluation Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Exploration and Evaluation Assets, Net [Abstract]
Schedule of Exploration and Evaluation Assets, Net
Cost	Exploration and evaluation assets
(Unaudited)
Balance as of January 1, 2026	$1,680
Additions	338
Transfers to property, plant & equipment	(439)
Balance at June 30, 2026	1,579

Accumulated Impairment
Balance as of January 1, 2026	626
Balance at June 30, 2026	$626

Carrying value
As of June 30, 2026	$953
As of December 31, 2025	$1,054